Financial Liabilities - Summary of Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 25,659,635	¥ 21,340,973
Cash flow	(1,300,203)	3,201,402
Acquisitions	110,996	114,394
Changes in foreign currency exchange rates	2,018,568	1,188,491
Other	7,363	(185,625)
Ending balance	26,496,358	25,659,635
Current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,212,060	9,906,755
Cash flow	(9,422,881)	(6,454,814)
Reclassification	7,445,062	8,692,730
Changes in foreign currency exchange rates	908,902	221,047
Other	44,697	(153,657)
Ending balance	11,187,839	12,212,060
Current liabilities [Member] | Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,339,890	5,295,448
Cash flow	(579,216)	(1,038,438)
Changes in foreign currency exchange rates	334,639	220,056
Other	9,544	(137,175)
Ending balance	4,104,858	4,339,890
Current liabilities [Member] | Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,584,337	4,568,140
Cash flow	(8,548,156)	(5,371,616)
Reclassification	7,410,991	8,421,718
Changes in foreign currency exchange rates	572,070
Other	7,604	(33,905)
Ending balance	7,026,845	7,584,337
Current liabilities [Member] | Current portion of long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	47,120	43,166
Cash flow	(54,879)	(44,760)
Reclassification	34,071	30,299
Changes in foreign currency exchange rates	2,192	991
Other	27,632	17,424
Ending balance	56,136	47,120
Current liabilities [Member] | Class share [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	240,712
Cash flow	(240,630)
Reclassification		240,712
Other	(83)
Ending balance		240,712
Non current liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,447,575	11,434,219
Cash flow	8,122,678	9,656,216
Acquisitions	110,996	114,394
Reclassification	(7,445,062)	(8,692,730)
Changes in foreign currency exchange rates	1,109,666	967,445
Other	(37,334)	(31,968)
Ending balance	15,308,519	13,447,575
Non current liabilities [Member] | Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,133,804	10,669,599
Cash flow	8,122,678	9,914,667
Reclassification	(7,410,991)	(8,421,718)
Changes in foreign currency exchange rates	1,095,463	963,179
Other	2,773	8,076
Ending balance	14,943,727	13,133,804
Non current liabilities [Member] | Long-term lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	313,771	265,879
Acquisitions	110,996	114,394
Reclassification	(34,071)	(30,299)
Changes in foreign currency exchange rates	14,203	4,266
Other	(40,107)	(40,468)
Ending balance	364,792	313,771
Non current liabilities [Member] | Class share [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		498,740
Cash flow		(258,451)
Reclassification		(240,712)
Other		424
Derivatives [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,211	182,726
Cash flow	(12,026)	(44,563)
Changes in foreign currency exchange rates	689	55
Changes in fair value	15,348	(135,007)
Ending balance	¥ 7,221	¥ 3,211